Income Taxes (Components of Net Deferred Tax Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Deferred tax assets:
Allowance for credit losses	¥ 418,732	¥ 462,303
Operating loss carryforwards	99,870	99,566
Loans	561	37
Accrued liabilities and other	413,587	309,017
Premises and equipment	119,395	124,419
Derivative financial instruments	303,644	154,237
Obligations under operating leases	88,088	106,864
Valuation allowance	(153,053)	(184,932)
Total deferred tax assets	1,290,824	1,071,511
Deferred tax liabilities:
Investment securities (including trading account assets at fair value under the fair value option)	379,581	605,443
Intangible assets	65,973	69,276
Lease transactions	12,514	47,432
Defined benefit plans	50,730	102,998
Investments in subsidiaries and affiliates	639,592	506,829
Right-of-use assets of operating leases	64,741	77,274
Other	103,915	113,335
Total deferred tax liabilities	1,317,046	1,522,587
Net deferred tax liabilities	¥ (26,222)	¥ (451,076)